SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E
STATEMENT OF CONDITION -- December 31, 2002

ASSETS:

                                                      Shares       Cost         Value
 Investments in MFS/Sun Life Series Trust:           ---------  -----------  -----------
     Capital Appreciation Series ("CAS")...........    909,933  $29,473,923  $12,265,894
     Massachusetts Investors Trust
      Series ("MIT")...............................    657,662   21,929,338   13,817,470
     Government Securities Series ("GSS")..........    525,350    6,799,903    7,276,099
     High Yield Series ("HYS").....................    616,400    5,067,223    4,043,581
     Managed Sectors Series ("MSS")................    191,048    4,970,690    2,523,738
     Money Market Series ("MMS")...................  4,279,548    4,279,548    4,279,548
     Total Return Series ("TRS")...................    381,513    6,871,714    6,066,063
     Global Governments Series ("GGS").............     94,487    1,001,921    1,110,221
                                                                -----------  -----------
         Net Assets:..........................................  $80,394,260  $51,382,614
                                                                ===========  ===========

NET ASSETS APPLICABLE TO CONTRACT OWNERS:

                                                      Units      Value
                                                     -------  -----------
     Capital Appreciation Series ("CAS")...........  365,355  $12,265,894
     Massachusetts Investors Trust
      Series ("MIT")...............................  380,425   13,817,470
     Government Securities Series ("GSS")..........  261,916    7,276,099
     High Yield Series ("HYS").....................  159,558    4,043,581
     Managed Sectors Series ("MSS")................   79,382    2,523,738
     Money Market Series ("MMS")...................  229,467    4,279,548
     Total Return Series ("TRS")...................  168,555    6,066,063
     Global Governments Series ("GGS").............   48,314    1,110,221
                                                              -----------
         Net Assets:........................................  $51,382,614
                                                              ===========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E
STATEMENT OF OPERATIONS -- For the Year Ended December 31, 2002

                                                     CAS Sub-Account  MIT Sub-Account  GSS Sub-Account  HYS Sub-Account
                                                     ---------------  ---------------  ---------------  ---------------
 INCOME:
   Dividend income.................................    $    25,748      $   165,779        $319,159        $ 389,623
                                                       -----------      -----------        --------        ---------
 EXPENSES:
   Mortality and expense risk charges..............    $    90,867      $    98,613        $ 40,678        $  23,554
   Minimum death benefit guarantee charges.........       --               --               --               --
   Administrative charges..........................         29,710           32,550          13,784            7,856
                                                       -----------      -----------        --------        ---------
     Total expenses................................    $   120,577      $   131,163        $ 54,462        $  31,410
                                                       -----------      -----------        --------        ---------
       Net investment income (loss)................    $   (94,829)     $    34,616        $264,697        $ 358,213
                                                       -----------      -----------        --------        ---------
 REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENT TRANSACTIONS:
   Realized gains (losses) on sale of fund
    shares.........................................    $(4,086,545)     $  (763,027)       $ 55,646        $(277,131)
   Realized gain distributions.....................       --               --               --               --
                                                       -----------      -----------        --------        ---------
       Net Realized Gain (Loss)....................    $(4,086,545)     $  (763,027)       $ 55,646        $(277,131)
                                                       -----------      -----------        --------        ---------
     Change in unrealized appreciation
      (depreciation)...............................     (2,233,899)      (3,424,820)        263,646           (1,704)
                                                       -----------      -----------        --------        ---------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.......................................    $(6,415,273)     $(4,153,231)       $583,989        $  79,378
                                                       ===========      ===========        ========        =========

                                                     MSS Sub-Account  MMS Sub-Account  TRS Sub-Account  GGS Sub-Account
                                                     ---------------  ---------------  ---------------  ---------------
 INCOME:
   Dividend income.................................    $  --              $58,209         $ 225,357         $--
                                                       -----------        -------         ---------         --------
 EXPENSES:
   Mortality and expense risk charges..............    $    17,824        $27,556         $  39,850         $  5,028
   Minimum death benefit guarantee charges.........       --              --                --               --
   Administrative charges..........................          5,860          9,157            13,270            1,703
                                                       -----------        -------         ---------         --------
     Total expenses................................    $    23,684        $36,713         $  53,120         $  6,731
                                                       -----------        -------         ---------         --------
       Net investment income (loss)................    $   (23,684)       $21,496         $ 172,237         $ (6,731)
                                                       -----------        -------         ---------         --------
 REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENT TRANSACTIONS:
   Realized gains (losses) on sale of fund
    shares.........................................    $(1,390,697)       $--             $(449,450)        $ (1,162)
   Realized gain distributions.....................       --              --                232,712          --
                                                       -----------        -------         ---------         --------
       Net Realized Gain (Loss)....................    $(1,390,697)       $--             $(216,738)        $ (1,162)
                                                       -----------        -------         ---------         --------
     Change in unrealized appreciation
      (depreciation)...............................        441,459        --               (455,757)         157,309
                                                       -----------        -------         ---------         --------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.......................................    $  (972,922)       $21,496         $(500,258)        $149,416
                                                       ===========        =======         =========         ========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E
STATEMENTS OF CHANGES IN NET ASSETS

                                   CAS Sub-Account           MIT Sub-Account          GSS Sub-Account         HYS Sub-Account
                              -------------------------  ------------------------  ----------------------  ----------------------
                                     Year Ended                 Year Ended               Year Ended              Year Ended
                                    December 31,               December 31,             December 31,            December 31,
                                 2002          2001         2002         2001         2002        2001        2002        2001
                              -----------  ------------  -----------  -----------  ----------  ----------  ----------  ----------
 INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
   Net investment income
    (loss)..................  $   (94,829) $   (101,956) $    34,616  $       196  $  264,697  $  294,069  $  358,213  $  380,172
   Net realized gains
    (losses)................   (4,086,545)    5,829,857     (763,027)   1,788,083      55,646      49,045    (277,131)   (217,036)
   Net unrealized gains
    (losses)................   (2,233,899)  (13,479,283)  (3,424,820)  (6,079,497)    263,646      45,816      (1,704)   (114,903)
                              -----------  ------------  -----------  -----------  ----------  ----------  ----------  ----------
       Increase (Decrease)
        in net assets from
        operations..........  $(6,415,273) $ (7,751,382) $(4,153,231) $(4,291,218) $  583,989  $  388,930  $   79,378  $   48,233
                              -----------  ------------  -----------  -----------  ----------  ----------  ----------  ----------
 CONTRACT OWNER
  TRANSACTIONS:
   Transfers between
    Sub-Accounts............  $(1,098,728) $    453,206  $  (651,002) $  (341,152) $  932,861  $  240,768  $   31,863  $   43,144
   Transfers to loan value
    account.................      (20,290)     (460,553)    (125,527)    (824,119)    (52,976)   (126,074)    (48,692)    (25,843)
   Contract surrenders......     (461,450)   (1,065,417)    (541,434)    (761,278)   (297,193)   (195,674)   (110,719)   (323,622)
   Charges for life
    insurance protection....     (152,947)     (151,164)    (178,310)    (180,581)    (74,141)    (56,201)    (45,800)    (41,382)
   Death benefits...........     (111,415)     (323,324)    (296,132)    (462,379)    (61,075)    (18,539)    (32,049)    (23,936)
                              -----------  ------------  -----------  -----------  ----------  ----------  ----------  ----------
   Increase (Decrease) in
    net assets from contract
    owner transactions......  $(1,844,830) $ (1,547,252) $(1,792,405) $(2,569,509) $  447,476  $ (155,720) $ (205,397) $ (371,639)
                              -----------  ------------  -----------  -----------  ----------  ----------  ----------  ----------
     Total Increase
      (Decrease) in net
      assets................  $(8,260,103) $ (9,298,634) $(5,945,636) $(6,860,727) $1,031,465  $  233,210  $ (126,019) $ (323,406)
 NET ASSETS:
   Beginning of Period......   20,525,997    29,824,631   19,763,106   26,623,833   6,244,634   6,011,424   4,169,600   4,493,006
                              -----------  ------------  -----------  -----------  ----------  ----------  ----------  ----------
   End of Period............  $12,265,894  $ 20,525,997  $13,817,470  $19,763,106  $7,276,099  $6,244,634  $4,043,581  $4,169,600
                              ===========  ============  ===========  ===========  ==========  ==========  ==========  ==========

 UNIT TRANSACTIONS:
   Units Outstanding
    Beginning of Period.....      410,002       440,883      425,350      481,338     244,926     251,106     167,731     182,859
     Units transferred
      between Sub-
      Accounts..............      (25,749)        5,243      (16,901)      (6,806)     35,392       9,169       1,843       2,181
     Units transferred (to)
      from loan value
      account...............         (739)       (8,941)      (3,133)     (17,487)     (1,954)     (5,014)     (1,972)     (1,029)
     Units surrendered......      (11,080)      (18,841)     (13,201)     (18,510)    (11,433)     (7,320)     (4,901)    (13,699)
     Units cancelled in
      payment of charges for
      life insurance
      protection............       (3,959)       (2,834)      (4,427)      (3,713)     (2,781)     (2,256)     (1,854)     (1,645)
     Units cancelled in
      payment of death
      benefits..............       (3,120)       (5,508)      (7,263)      (9,472)     (2,234)       (759)     (1,289)       (936)
                              -----------  ------------  -----------  -----------  ----------  ----------  ----------  ----------
   Units Outstanding End of
    Period..................      365,355       410,002      380,425      425,350     261,916     244,926     159,558     167,731
                              ===========  ============  ===========  ===========  ==========  ==========  ==========  ==========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E
STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                      MSS Sub-Account           MMS Sub-Account         TRS Sub-Account        GGS Sub-Account
                                  ------------------------  -----------------------  ----------------------  --------------------
                                         Year Ended               Year Ended               Year Ended             Year Ended
                                        December 31,             December 31,             December 31,           December 31,
                                     2002         2001         2002        2001         2002        2001        2002       2001
                                  -----------  -----------  ----------  -----------  ----------  ----------  ----------  --------
 INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
   Net investment income
    (loss)......................  $   (23,684) $   (36,400) $   21,496  $   156,607  $  172,237  $  178,513  $   (6,731) $ (5,859)
   Net realized gains
    (losses)....................   (1,390,697)  (1,320,660)     --          --         (216,738)    201,070      (1,162)  (13,939)
   Net unrealized gains
    (losses)....................      441,459   (1,117,133)     --          --         (455,757)   (386,682)    157,309    (1,837)
                                  -----------  -----------  ----------  -----------  ----------  ----------  ----------  --------
       Increase (Decrease) in
        net assets from
        operations..............  $  (972,922) $(2,474,193) $   21,496  $   156,607  $ (500,258) $   (7,099) $  149,416  $(21,635)
                                  -----------  -----------  ----------  -----------  ----------  ----------  ----------  --------
 CONTRACT OWNER TRANSACTIONS:
   Transfers between
    Sub-Accounts................  $  (183,251) $  (269,896) $  534,275  $  (754,447) $   99,415  $  630,218  $  334,567  $ (1,841)
   Transfers to loan value
    account.....................       47,393      (93,299)   (175,946)    (288,905)     (9,178)   (122,051)     (3,465)    --
   Contract surrenders..........     (159,744)    (287,158)   (332,248)    (275,138)   (273,339)   (346,346)    (23,969)  (59,477)
   Charges for life insurance
    protection..................      (48,055)     (46,972)    (91,772)    (103,722)   (115,873)    (88,550)    (14,216)  (10,609)
   Death benefits...............      (15,653)     (63,794)   (155,196)     (81,666)    (48,091)   (255,955)    (24,362)    --
                                  -----------  -----------  ----------  -----------  ----------  ----------  ----------  --------
   Increase (Decrease) in net
    assets from contract owner
    transactions................  $  (359,310) $  (761,119) $ (220,887) $(1,503,878) $ (347,066) $ (182,684) $  268,555  $(71,927)
                                  -----------  -----------  ----------  -----------  ----------  ----------  ----------  --------
     Total Increase (Decrease)
      in net assets.............  $(1,332,232) $(3,235,312) $ (199,391) $(1,347,271) $ (847,324) $ (189,783) $  417,971  $(93,562)
 NET ASSETS:
   Beginning of Period..........    3,855,970    7,091,282   4,478,939    5,826,210   6,913,387   7,103,170     692,250   785,812
                                  -----------  -----------  ----------  -----------  ----------  ----------  ----------  --------
   End of Period................  $ 2,523,738  $ 3,855,970  $4,279,548  $ 4,478,939  $6,066,063  $6,913,387  $1,110,221  $692,250
                                  ===========  ===========  ==========  ===========  ==========  ==========  ==========  ========

 UNIT TRANSACTIONS:
   Units Outstanding Beginning
    of Period...................       89,048      104,737     241,244      322,937     179,709     185,047      36,048    39,717
     Units transferred between
      Sub-Accounts..............       (4,751)      (6,423)     31,600      (41,349)      3,028      16,942      15,399      (130)
     Units transferred (to) from
      loan value account........        1,112       (2,261)     (9,451)     (15,606)       (273)     (3,252)       (158)    --
     Units surrendered..........       (4,174)      (4,734)    (20,686)     (14,636)     (9,502)     (9,936)     (1,100)   (2,994)
     Units cancelled in payment
      of charges for life
      insurance protection......       (1,343)        (995)     (4,916)      (5,652)     (3,126)     (2,332)       (684)     (545)
     Units cancelled in payment
      of death benefits.........         (510)      (1,276)     (8,324)      (4,450)     (1,281)     (6,760)     (1,191)    --
                                  -----------  -----------  ----------  -----------  ----------  ----------  ----------  --------
   Units Outstanding End of
    Period......................       79,382       89,048     229,467      241,244     168,555     179,709      48,314    36,048
                                  ===========  ===========  ==========  ===========  ==========  ==========  ==========  ========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life of Canada (U.S.) Variable Account E (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor") was established on December 3, 1985 as a funding vehicle for single premium variable life insurance contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific series of MFS/Sun Life
Series Trust (the "Series Trust") an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company, an affiliate of the Sponsor, is the investment adviser to the Series Trust.

The Variable Account exists in accordance with the regulations of the Delaware state insurance department. The assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor's other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the current year's presentation.

INVESTMENT VALUATIONS

Investments in shares of the Series Trust are recorded at their net asset value. The Series Trust values their investment securities at fair value. Transactions are recorded on a trade date basis. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Series Trust shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

(2) SIGNIFICANT ACCOUNTING POLICIES -- continued the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.

(3) CONTRACT CHARGES AND RELATED PARTY TRANSACTIONS

Certain charges based on the value of the Variable Account are paid to the Sponsor from the Variable Account at the end of each valuation period as follows: (i) an administrative charge of 0.35% for the first ten contract years and 0.20% thereafter; (ii) a mortality and expense risk charge of 0.60%; and
(iii) a minimum death benefit guarantee charge of 0.25% for the first ten contract years with no deduction thereafter. Accounts are transferred from Level 1 to Level 2 in the month following the tenth contract anniversary.

On each Monthly anniversary Date after the Contract Date, a charge for providing life insurance protection is imposed by the Sponsor against the contract's account value. This charge will be based upon the Sponsor's expectations of future mortality experience, but it will never be higher than the amount based upon the 1980 CSO Mortality Table C, and in most cases it will be lower.

The Sponsor does not deduct a sales charge from the premium payment. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges exceed 8% of the single premium payment made under the contract. Withdrawal charges deducted and retained by the Sponsor for the year ended December 31, 2002 were $10,892, pertaining to the MFS/ Sun Life Series Trust Capital Appreciation Sub-Account, MFS/Sun Life Series Trust Massachusetts Investors Trust Sub-Account, MFS/Sun Life Series Trust Government Securities Sub-Account, MFS Sunlife Series Trust High Yield Sub-Account, MFS/Sun Life Series Trust Managed Sector Series Sub-Account, and MFS/Sun Life Series Trust Total Return Series Sub-Account. Additionally, during the year ended December 31, 2002, management fees were paid indirectly to Massachusetts Financial Services Company, an affiliate of the Sponsor, in its capacity as investment adviser to the Series Trust. The fees paid during this period were based on a percentage of average net assets in each of the MFS/Sun Life Series Trust Sub-Accounts, said percentages ranging from 0.50% to 0.75% of average net assets.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E
NOTES TO FINANCIAL STATEMENTS -- continued

(4) INVESTMENT PURCHASES AND SALES

The following table shows the aggregate cost of shares purchased and proceeds from the sale of shares for each Sub-Account for the year ended December 31, 2002.

                                          Purchases      Sales
                                          ----------  -----------
Investments in MFS/Sun Life
 Series Trust:
  Capital Appreciation Series...........  $  646,234  $ 2,585,893
  Massachusetts Investors Trust
  Series................................     501,716    2,259,505
  Government Securities Series..........   2,117,437    1,405,264
  High Yield Series.....................     732,772      579,956
  Managed Sectors Series................     358,922      741,916
  Money Market Series...................   1,374,517    1,573,908
  Total Return Series...................   1,763,714    1,705,831
  Global Governments Series.............     429,385      167,561

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E
NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT VALUES

A summary of unit values, units outstanding, Investment Income and Expense ratios [excluding expenses of the underlying funds], is presented for each of the MFS/Sun Life Series Trust Sub-Accounts for the periods ended December 31, 2002 and December 31, 2001:

                                                                                        Expenses as a
                                                                                        % of Average               Total
                                      Unit Fair Value                  Investment       Net Assets**             Return***
                            Units   [lowest to highest]  Net Assets   Income Ratio*  [lowest to highest]    [lowest to highest]
                           -------  -------------------  -----------  -------------  -------------------  -----------------------
Investments in MFS/Sun
 Life Series Trust:
  Capital Appreciation
   Series
    December 31, 2002....  365,355       $33.5748        $12,265,894      0.17%             0.80%                (32.94)%
    December 31, 2001....  410,002        50.0631         20,525,997      0.35              0.80                  (25.91)
  Massachusetts Investors
   Trust Series
    December 31, 2002....  380,425        36.3261         13,817,470      1.00              0.80                  (21.83)
    December 31, 2001....  425,350(a) 45.5377 to 46.4694  19,763,106      0.81         0.80 to 1.12(a)     (16.40) to (16.74)(a)
  Government Securities
   Series
    December 31, 2002....  261,916        27.7714          7,276,099      4.66              0.80                   8.93
    December 31, 2001....  244,926        25.4959          6,244,634      5.57              0.80                   6.59
  High Yield Series
    December 31, 2002....  159,558        25.3231          4,043,581      9.87              0.80                   1.87
    December 31, 2001....  167,731        24.8588          4,169,600      9.50              0.80                   0.94
  Managed Sectors Series
    December 31, 2002....   79,382        31.7951          2,523,738      0.00              0.80                  (26.57)
    December 31, 2001....   89,048        43.3020          3,855,970      0.00              0.80                  (36.03)
  Money Market Series
    December 31, 2002....  229,467        18.7058          4,279,548      1.27              0.80                   0.47
    December 31, 2001....  241,244        18.6185          4,478,939      3.75              0.80                   2.95
  Total Return Series
    December 31, 2002....  168,555        35.9923          6,066,063      3.39              0.80                  (6.44)
    December 31, 2001....  179,709        38.4699          6,913,387      3.37              0.80                  (0.29)
  Global Governments
   Series
    December 31, 2002....   48,314        22.9788          1,110,221      0.00              0.80                   19.66
    December 31, 2001....   36,048        19.2034            692,250      0.00              0.80                  (2.92)

(a) The Massachusetts Investors Trust Series Sub-Account is comprised of a Level 1 and a Level 2. As of December 31, 2001, Level 1 and Level 2 consist of 2,884 units and 422,466 units, representing Net Asset Values of $131,331 and $19,631,775, respectively. Contract charges paid to the Sponsor vary by Level, refer to Footnote (3) above for an explanation of these charges. As of December 31, 2002, all units and Net Asset Value in the Sub- Account reside in Level 2.
* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in the direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** These ratios represent the annualized contract expenses of the separate account, consisting of mortality and expense, minimum death benefit guarantee and administrative charges as defined in Footnote (3). The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

INDEPENDENT AUDITORS' REPORT

To the Contract Owners participating in Sun Life (U.S.) Variable Account E and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of MFS/ Sun Life
Series Trust Capital Appreciation Sub-Account, MFS/Sun Life Series Trust Massachusetts Investors Trust Sub-Account, MFS/Sun Life Series Trust Government Securities Sub-Account, MFS Sunlife Series Trust High Yield Sub-Account, MFS/ Sun Life Series Trust Managed Sector Series Sub-Account, MFS/Sun Life
Series Trust Money Market Series Sub-Account, MFS/Sun Life Series Trust Total Return Series Sub-Account, and MFS/Sun Life Series Trust Global Government Series Sub-Account of Sun Life (U.S.) Variable Account E (the "Sub-Accounts") as of December 31, 2002, and the related statement of operations for the year then ended, and the statements of changes in net assets for the years ended
December 31, 2002, and 2001. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of December 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2002 and the results of their operations and the changes in their net assets for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 21, 2003

COMPASS-LIFE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

DIRECTORS AND OFFICERS OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
DONALD A. STEWART, Chairman and Director
C. JAMES PRIEUR, Vice Chairman and Director
JAMES A. McNULTY, III, President and Director
JAMES C. BAILLIE, Director
DAVID D. HORN, Director
ANGUS A. MacNAUGHTON, Director
S. CAESAR RABOY, Director
WILLIAM W. STINSON, Director
PETER F. DEMUTH, Vice President, Chief Counsel
  and Assistant Secretary
ELLEN B. KING, Assistant Vice President and
  Senior Counsel and Secretary
ROBERT P. VROLYK, Vice President and Actuary
DAVEY S. SCOON, Vice President, Finance and Treasurer
JAMES M.A. ANDERSON, Vice President, Investments
JAMES R. SMITH, Vice President and
  Chief Information Officer
MARK W. DETORA, Vice President, Individual Insurance
PHILIP K. POLKINGHORN, Vice President, Retirement
  Products and Services
NANCY L. CONLIN, Vice President and
  Chief Counsel

SUN LIFE ASSURANCE COMPANY
OF CANADA (U.S.)

Variable Life Service Unit, SC 1275
One Sun Life Executive Park
Wellesley Hills, MA 02481
Call Toll Free 1-800-445-4070

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, Massachusetts 02110-2875

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

                                  CO2-2/99 6M
                                                          [COMPASS-LIFE GRAPHIC]

                                                         SINGLE PREMIUM VARIABLE
                                                                  LIFE INSURANCE
                               -------------------------------------------------

                                                ANNUAL REPORT, DECEMBER 31, 2002
[COMPASS LOGO]

                                                 VARIABLE PRODUCTS ARE ISSUED BY
                                     SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                      AND DISTRIBUTED THROUGH SUN LIFE OF CANADA
                                                       (U.S.) DISTRIBUTORS INC.,
                                                         MEMBERS OF THE SUN LIFE
                                                   FINANCIAL GROUP OF COMPANIES.